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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21786
ING Global Advantage and Premium Opportunity Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010
Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2010

ING Global Advantage and
Premium Opportunity Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed end management investment company whose shares are traded on the New York Stock Exchange under the symbol “IGA.” The primary objective of the Fund is to provide a high level of income, with a secondary objective of capital appreciation.

The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified global equity portfolio and employing an option strategy of writing index call options equivalent to a significant portion of its equity portfolio. The Fund also hedges most of its foreign currency exposure to reduce volatility of total returns.

For the six month period ended August 31, 2010, the Fund made quarterly total distributions of $0.71 per share, all consisting of net investment income. During the six month period, the Fund reduced its quarterly distribution from $0.372 to $0.335 per quarter, commencing with the distribution paid on July 15, 2010.

Based on net asset value (“NAV”), the Fund provided a total return of (1.43)% for the six month period ended August 31, 2010.(1) This NAV return reflects a decrease in its NAV from $13.37 on February 28, 2010 to $12.50 on August 31, 2010. Based on its share price, the Fund provided a total return of (4.45)% for the six month period ended August 31, 2010.(2) This share price return reflects a decrease in its share price from $14.30 on February 28, 2010 to $13.12 on August 31, 2010.

The global equity markets have witnessed a challenging and turbulent period. Please read the Market Perspective and Portfolio Managers’ Report for more information on the market and the Fund’s performance.

At ING Funds our mission is to set the standard in helping our clients manage their financial future. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews
President & Chief Executive Officer
ING Funds
October 8, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

Market Perspective:  Six Months Ended August 31, 2010

Our previous fiscal year ended near the anniversary of March 9, 2009, when global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), touched levels last seen six years earlier. From that low point, the index was 58% higher as the new fiscal year started and continued to rise through mid April 2010. But from there a confluence of local and global concerns sent prices on a downward path. For the six months to August 31, 2010 global equities fell 3.35%. (The MSCI World IndexSM fell 3.48% for the six months ended August 31, 2010, measured in U.S. dollars.) In currencies, the dollar gained 7.3% against the euro, but lost 4.7% to the yen and 1.8% against the pound.

The 12-month rally in equities had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S., together with unprecedented fiscal and monetary stimulus to counter the ensuing recession, had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were the United States and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world and generate global economic activity. Emerging market economies, much more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable.

By early May all of these premises were disintegrating, the erosion gathering pace over the summer, as attention lurched from one economic statistic to the next.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index), finally showed year-over-year increases from February. But when the credits expired, sales of new and existing homes slumped to multi-year low levels. Prices would surely follow. Unemployment remained stubbornly high, near 10%, barely scratched by new private sector jobs only averaging about 50,000 per month. Gross Domestic Product (“GDP”) growth in the second quarter of 2010 decelerated to 1.6% annualized. In July testimony, Federal Reserve Chairman Bernanke referred to an “unusually uncertain” outlook, exactly what investors didn’t want to hear and three weeks later the Federal Open Market Committee formally downgraded its assessment for the U.S. economy. Record low Treasury bond yields in the U.S., Germany and the U.K. in August were compelling evidence to some commentators that developed economies were on the cusp of a second recession.

China’s version of a recession was to grow at “only” 9.1% in 2009. In response, the government instructed the banks to expand lending. They did so and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements while tightening the rules on mortgage issuance. Second quarter GDP growth slipped to 10.3% and by the end of August the official Chinese manufacturing purchasing managers suggested the slowest activity in 17 months. The unofficial version compiled by HSBC signaled contraction.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades, ballooning yields, fears of contagion and doubts about the viability of the euro itself, Eurozone countries dithered until, at last in May, finance ministers and the International Monetary Fund agreed on a Financial Stabilization “mechanism” funded with up to €750 billion. The European Central Bank (“ECB”) started buying the worst-affected countries’ sovereign debt, much of it held in the vulnerable European banking system. The new mechanism and positive results from some rather soft stress testing on banks in July seemed to calm nerves. But uncertainty remained: August ended with a gaping 9.48% spread between the yields on Greek and German 10-year bonds.

U.S. equities, represented by the S&P 500® Index including dividends, fell 4.04% in the first half of the fiscal year. Early economic data were, on balance, favorable, with stock prices also supported by strong earnings reports. First quarter operating earnings per share for S&P 500® companies were, on average, about 92% above those for the corresponding quarter of 2009. By April 23, 2010 the index was up over 10% and at the high point for 2010, before factors described above drove investor sentiment and the market back down amid surging volatility.

In international markets, the MSCI Japan® Index sagged 9.72% for the six months through August. Apparently impressive 1.1% quarterly GDP growth in the first quarter was heavily exports-dependent and gave way to a barely perceptible 0.1% in the second, with domestic demand and consumer prices falling. The MSCI Europe ex UK® Index fell just 0.05%. The sovereign debt trauma subsided after it became clear that the ECB stood behind the banking system, and stress testing on the latter at least revealed no new problems. In the meantime, GDP grew 1.0% in the second quarter. The MSCI UK® Index slipped 0.61%, but excluding BP would have risen about 2%. Having suffered during the sovereign debt crisis due to the U.K.’s own 11% budget deficit, investors seemed to take heart from the newly elected coalition government’s aggressively austere budget that would reduce the deficit to 3.9% by 2015. Supporting this was the return to profit of most banks and second quarter GDP growth of 1.2%.

Parentheses denote a negative number.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World Indexsm	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Chicago Board Options Exchange BuyWrite Monthly Index (“CBOE BuyWrite Monthly Index”)	A passive total return index based on selling the near-term, at-the-money S&P 500® Index call option against the S&P 500® stock index portfolio each month, on the day the current contract expires.

Morgan Stanley Capital International — Europe, Australasia and Far East® Index (“MSCI EAFE® Index”)	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

ING Global Advantage and Premium Opportunity Fund
Portfolio Managers’ Report

Country Allocation
as of August 31, 2010
(as a percent of net assets)

United States	57.0%

Japan	9.6%

United Kingdom	8.4%

Germany	3.9%

Australia	3.8%

Switzerland	3.2%

France	2.8%

Netherlands	2.3%

Italy	1.4%

Spain	1.2%

Sweden	1.2%

Hong Kong	1.0%

Countries less than 1.0%(1)	4.7%

Other Assets and Liabilities – Net*	(0	.5)%

Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund – Class I.
(1) Includes fourteen countries, which each represents less than 1.0% of net assets.

Portfolio holdings are subject to change daily.

ING Global Advantage and Premium Opportunity Fund’s (the “Fund”) primary investment objective is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by:

•	investing at least 80% of its managed assets in a diversified global equity portfolio; and

•	utilizing an integrated option writing strategy.

The Fund is managed by Paul Zemsky, Vincent Costa, Jody I. Hrazanek, Pranay Gupta, Bas Peeters and Frank van Etten, Portfolio Managers, ING Investment Management Co. — the Sub-Adviser.*

Equity Portfolio Construction: Under normal market conditions, the Fund invests in a diversified portfolio of common stocks of companies located in a number of different countries throughout the world, normally in approximately 750-950 common stocks, seeking to reduce the Fund’s exposure to individual stock risk. The Fund normally invests across a broad range of countries (usually 25-30 countries), industries and market sectors, including investments in issuers located in countries with emerging markets.

The Fund’s weighting between U.S. and international equities depends on the Sub-Adviser’s ongoing assessment of market opportunities for the Fund. Under normal market conditions, the Fund seeks to maintain a target weighting of 60% in U.S. domestic common stocks and not less than 40% in international (ex-U.S.) common stocks.

The Fund’s Integrated Option Strategy: The option strategy of the Fund is designed to seek gains and lower volatility of total returns over a market cycle by writing (selling) index call options on selected indices and/or exchange traded funds (“ETFs”) in an amount equal to approximately 60% to 100% of the value of the Fund’s holdings in common stocks.

Writing index call options involves granting the buyer the right to appreciation of the value of an index above at a particular price (the “strike price”) at a particular time. If the purchaser exercises an index call option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the strike price of the option.

The Fund seeks to generate gains from its portfolio index call option strategy and, to a lesser extent, income from dividends on the common stocks held in the Fund’s portfolio. The extent of call option writing activity depends upon market conditions and the Sub-Adviser’s ongoing assessment of the attractiveness of writing call options on selected indices and/or ETFs. Call options are primarily written in over-the-counter markets with major international banks, broker-dealers and financial institutions. The Fund may also write call options in exchange-listed option markets.

The Fund writes call options that are generally short-term (between 10 days and three months until expiration) and at- or near-the-money. The Fund typically maintains its call positions until expiration, but it retains the option to buy back the call options and sell new call options. Lastly, in order to reduce volatility of NAV returns, the Fund employs a policy to hedge major foreign currencies.

Performance: Based on net asset value (“NAV”) as of August 31, 2010, the Fund provided a total return of (1.43)% for the six month period. This NAV return reflects a decrease in its NAV from $13.37 on February 28, 2010 to $12.50 on August 31, 2010. Based on its share price as of August 31, 2010, the Fund provided a total return of (4.45)% for the six month period. This share price return reflects a decrease in its share price from $14.30 on February 28, 2010 to $13.12 on August 31, 2010. The S&P 500® Index, the MSCI EAFE® Index and the CBOE BuyWrite Monthly Index returned (4.04)%, (3.04)% and (3.05)%, respectively, for the reporting period. During the period, the Fund made quarterly total distributions of

Top Ten Holdings*
as of August 31, 2010
(as a percent of net assets)

Apple, Inc.	1.7%
Chevron Corp.	1.5%
McDonald’s Corp.	1.4%
Merck & Co., Inc.	1.1%
Bristol-Myers Squibb Co.	1.0%
ConocoPhillips	0.9%
American Express Co.	0.9%
Altria Group, Inc.	0.9%
3M Co.	0.8%
HSBC Holdings PLC	0.7%

*	Excludes short-term investments related to ING Institutional
Prime Money Market Fund – Class I.

Portfolio holdings are subject to change daily.

ING Global Advantage and Premium Opportunity Fund
Portfolio Managers’ Report

$0.71 per share, all consisting of net investment income. During the six month period, the Fund reduced its quarterly distribution from $0.372 to $0.335 per quarter, commencing with the distribution paid on July 15, 2010. As of August 31, 2010, the Fund had 18,206,643 shares outstanding.

Market Review: The equity portfolio of the Fund uses a customized reference index (which is a blend of 60% S&P 500® Index and 40% MSCI EAFE® Index) to reflect the strategic emphasis of the Fund. The period began with positive returns in most equity asset classes in March but worsening fears of global contagion from Greece’s sovereign debt crisis, coupled with growing worries about Europe’s peripheral countries’ debt issues, led to an equity sell-off in May. Concerns eased at the beginning of the second quarter on a combination of better than expected data in Europe, including a successful round of bank stress-tests. Subsequently, both the MSCI EAFE® Index and the S&P 500® Index were only modestly down during the six-month period, returning (3.04)% and (4.04)%, respectively. The blended reference index returned (3.58)% for the period.

Equity Portfolio: ING’s International Index Plus strategy is utilized for the international equity portion of the Fund. For the semi-annual review period, the strategy performance was relatively flat versus its reference index, the MSCI EAFE® Index. Stock selection in the consumer discretionary and energy sectors added to performance, while selection in the materials and telecommunications sectors detracted from performance. Sector allocation was a small positive for performance, with a modest overweight of industrials helping the portfolio.

The Fund’s U.S. domestic equity component outperformed the S&P 500® Index for the review period. Stock selection in information technology and materials added to the positive performance, while selection within industrials and energy hurt performance. Sector allocation was a positive for the Fund. An underweight of consumer staples and an overweight of industrials helped performance for the period.

Option Portfolio: The Fund generates premiums and seeks gains by writing (selling) call options on a basket of market indexes on a portion of the value of the equity portfolio. During the period, the Fund sold short-maturity options on the S&P 500® Index, the DJ Eurostoxx 50 Index, the Nikkei 225 Index and the FTSE 100 Index®. During the reporting period, the call options were sold on a bi-weekly basis with a maturity of approximately four to six weeks. Staggering the option call writing in this way tends to smooth the pay-off of the option overlay program. The strike prices of the traded options were typically sold at the money, with the coverage ratio maintained at approximately 70% throughout the period. Options performance was mixed throughout the period but overall made a contribution to return as the equity market traded up early in the period, sold off in May and then remained volatile through the summer months.

The Fund continued its policy of hedging major foreign currencies to reduce volatility of NAV returns. The overall contribution to performance from our hedges was slightly positive this period as most major currencies weakened against the U.S. dollar in the early part of the period but then strengthened in the last few months.

Current Strategy & Outlook: The underlying U.S. and EAFE strategies seek to reward investors with sector- and country-diversification close to the S&P 500® and MSCI EAFE® indices, while seeking outperformance through portfolio construction techniques. If the market falls or moves sideways, the premiums generated from our call-writing, dividends and our disciplined equity strategies may make up an important part of the Fund’s total return. If the market rallies, the strategy may generate an absolute positive return, but the upside may be limited as call options will likely be exercised.

We continue to believe that the initial stages of global recovery, supported by policy stimulus and by a turn in industrial production, are giving way to a sustainable expansion supported by domestic demand. Individual regions of the world economy are experiencing this transition at different speeds, but it is continuing despite often serious headwinds. Market volatility has declined from early this year, but we expect it to remain somewhat higher than historical levels. We believe this potentially should allow the Fund to continue to earn relatively attractive levels of premiums through its call writing activities.

*	Effective April 30, 2010, Pranay Gupta was added as a portfolio manager to the Fund and Carl Ghielen was removed as a portfolio manager to the Fund. Effective September 30, 2010, Martin Jansen was removed as a portfolio manager to the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

Performance data represents past performance and is no guarantee of future results.

Past performance is not indicative of future results. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. Investors cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value*	$228,916,940
Short-term investments in affiliates**	2,243,000
Cash	7,523
Cash collateral for futures	198,000
Foreign currencies at value***	8,569
Receivables:
Investment securities sold	1,147,248
Dividends and interest	686,651
Unrealized appreciation on forward foreign currency contracts	213,755
Prepaid expenses	656

Total assets	233,422,342

LIABILITIES:
Payable for investment securities purchased	8,186
Unrealized depreciation on forward foreign currency contracts	3,535,270
Payable to affiliates	46,389
Payable for trustee fees	4,991
Other accrued expenses and liabilities	133,695
Written options, at fair valueˆ	2,037,794

Total liabilities	5,766,325

NET ASSETS (equivalent to $12.50 per share on 18,206,643 shares outstanding)	$227,656,017

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.01 par value (unlimited shares authorized)	$276,052,684
Distributions in excess of net investment income	(13,533,469)
Accumulated net realized loss	(30,267,594)
Net unrealized depreciation	(4,595,604)

NET ASSETS	$227,656,017

* Cost of investments in securities	$232,118,949
** Cost of short-term investments in affiliates	$2,243,000
*** Cost of foreign currencies	$8,569
ˆ Premiums received on written options	$4,063,313

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,358,795
Interest, net of foreign taxes withheld*	8,811

Total investment income	3,367,606

EXPENSES:
Investment management fees	894,271
Transfer agent fees	11,829
Administrative service fees	119,235
Shareholder reporting expense	28,573
Professional fees	24,611
Custody and accounting expense	67,543
Trustee fees	3,720
Miscellaneous expense	25,039

Total expenses	1,174,821
Net waived and reimbursed fees	(1,570)

Net expenses	1,173,251

Net investment income	2,194,355

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	14,772,064
Foreign currency related transactions	4,548,160
Futures	57,680
Written options	3,961,284

Net realized gain	23,339,188

Net change in unrealized appreciation or depreciation on:
Investments	(25,766,293)
Foreign currency related transactions	(3,651,703)
Futures	(118,983)
Written options	1,046,220

Net change in unrealized appreciation or depreciation	(28,490,759)

Net realized and unrealized loss	(5,151,571)

Decrease in net assets resulting from operations	$(2,957,216)

* Foreign taxes withheld	$199,824
(1) Dividends from affiliates	$3,882

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months
	Ended	Year Ended
	August 31,	February 28,
	2010	2010

FROM OPERATIONS:
Net investment income	$2,194,355	$3,728,829
Net realized gain (loss)	23,339,188	(24,315,335)
Net change in unrealized appreciation or depreciation	(28,490,759)	89,653,429

Increase (decrease) in net assets resulting from operations	(2,957,216)	69,066,923

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(12,830,867)	—
Return of capital	—	(31,827,194)

Total distributions	(12,830,867)	(31,827,194)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	1,017,831	2,069,138
Cost of shares repurchased, net of commissions	—	(1,428,482)

Net increase in net assets resulting from capital share transactions	1,017,831	640,656

Net increase (decrease) in net assets	(14,770,252)	37,880,385

NET ASSETS:
Beginning of period	242,426,269	204,545,884

End of period	$227,656,017	$242,426,269

Distributions in excess of net investment income at end of period	$(13,533,469)	$(2,896,957)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Six Months	Year	Year	Year	Year	October 31,
		Ended	Ended	Ended	Ended	Ended	2005(1) to
		August 31,	February 28,	February 28,	February 29,	February 28,	February 28,
		2010	2010	2009	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$	13.37	11.29	17.79	21.19	20.24	19.06 (2)
Income (loss) from investment operations:
Net investment income	$	0.12	0.21 *	0.31 *	0.30 *	0.26	0.06 *
Net realized and unrealized gain (loss) on investments	$	(0.28)	3.64	(4.95)	(0.73)	2.55	1.28
Total from investment operations	$	(0.16)	3.85	(4.64)	(0.43)	2.81	1.34
Less distributions from:
Net investment income	$	0.71	—	0.74	—	0.04	0.16
Net realized gains on investments	$	—	—	—	2.40	1.54	—
Return of capital	$	—	1.77	1.12	0.57	0.28	—
Total distributions	$	0.71	1.77	1.86	2.97	1.86	0.16
Net asset value, end of period	$	12.50	13.37	11.29	17.79	21.19	20.24
Market value, end of period	$	12.96	14.30	10.42	16.73	21.11	18.61
Total investment return at net asset value(3)%		(1.43)	35.81	(26.96)	(2.40)	14.81	7.08
Total investment return at market value(4)%		(4.45)	57.38	(28.32)	(7.87)	24.40	(6.17)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$	227,656	242,426	204,546	324,275	385,433	365,374
Ratios to average net assets:
Gross expenses prior to expense waiver(5)%		0.98	1.01	0.99	0.97	0.95	1.06
Net expenses after expense waiver(5)(6)%		0.98 **	1.00 **	0.99 **	0.97 **	0.95	1.00
Net investment income after expense waiver(5)(6)%		1.84 **	1.61 **	2.01 **	1.45 **	1.29	0.86
Portfolio turnover rate	%	90	141	178	194	132	41

(1)	Commencement of operations.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.

(3)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value.

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable and market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended August 31, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer duration, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter duration.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund did not enter into any purchased OTC options during the six months ended August 31, 2010.

The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2010, the total value of written OTC call options subject to Master Agreements in a net liability position was $2,037,794. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its open written OTC call options at year end.

H. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the six months ended August 31, 2010, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

During the six months ended August 31, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $1,742,873 and $94,874,450, respectively.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended August 31, 2010, the Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended August 31, 2010, the Fund had an average notional value of $3,955,640 on purchased futures contracts.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund generates premiums and seeks gains by writing OTC call options on indices on a portion of the value of the equity portfolio. Please refer to Note 6 for the volume of written option activity during the six months ended August 31, 2010.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 0.75% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2010, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with ING IM. Subject to policies as the Board or the Investment Adviser might determine, ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Fund will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Fund. For the six months ended August 31, 2010, the Fund waived $1,570 of such management fees. These fees are not subject to recoupment.

ING Funds Services, LLC, a Delaware limited liability company, (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, ING IM, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses (and acquired fund fees and expenses) to 1.00% of average daily managed assets. The Investment Adviser may at a later date recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Fund provides written notice of the termination within 90 days of the end of the then current term or upon written termination of the Management Agreement.

Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

As of August 31, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2011	2012	2013	Total

$ —	$13,763	$11,424	$25,187

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2010, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Investment	Accrued
Management	Administrative
Fees	Fees	Total

$26,745	$19,644	$46,389

The Fund has adopted a Retirement Policy (“Policy”) covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2010, excluding short-term securities, were $212,752,818 and $209,077,816, respectively.

NOTE 6 — TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written OTC call options on indices were as follows:

	Number of	Premiums
	Contracts	Received

Balance at 02/28/10	303,167	$3,337,062
Options Written	1,973,295	24,898,900
Options Expired	(1,046,109)	(12,538,509)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(930,404)	(11,634,140)

Balance at 08/31/10	299,949	$4,063,313

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS (continued)

subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months	Year
	Ended	Ended
	August 31,	February 28,
	2010	2010

Number of Shares
Reinvestment of distributions	77,133	158,337
Shares repurchased	—	(153,044)

Net increase in shares outstanding	77,133	5,293

$
Reinvestment of distributions	$1,017,831	$2,069,138
Shares repurchased, net of commissions	—	(1,428,482)

Net increase	$1,017,831	$640,656

Share Repurchase Program

Effective December 2008, the Board authorized an open-market share repurchase program pursuant to which the Fund could purchase, over the period ended December 31, 2009, up to 10% of its stock, in open-market transactions. There was no assurance that the Fund would purchase shares at any particular discount level or in any particular amounts. The share repurchase program sought to enhance shareholder value by purchasing shares trading at a discount from their NAV per share, in an attempt to reduce or eliminate the discount or to increase the NAV per share of the applicable remaining shares of the Fund.

For the year ended February 28, 2010, the Fund repurchased 153,044 shares, representing approximately 0.8% of the Fund’s outstanding shares for a net purchase price of $1,428,482 (including commissions of $4,591). Shares were repurchased at a weighted-average discount from NAV per share of 14.25% and a weighted-average price per share of $9.30.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2010. The tax composition of dividends and distributions as of the Fund’s most recent tax year-end was as follows:

Return
of Capital
Tax Year Ended
December 31, 2009

$31,827,194

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2009 were:

Unrealized	Capital Loss	Expiration
Appreciation	Carryforwards	Date

$22,207,261	$(6,687,204)	2016
	(47,317,406)	2017

	$(54,004,610)

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of August 31, 2010, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2010, the Fund made a distribution of:

Per Share Amount	Declaration Date	Payable Date	Record Date

$0.335	9/20/2010	10/15/2010	10/15/2010

Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. At the Fund’s tax year end, the Fund may re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the balance sheet date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium
Opportunity Fund
as of August 31, 2010 (Unaudited)

				Percent
				of Net
Shares			Value	Assets

COMMON STOCK: 95.3%

		Australia: 3.5%
33,599		BHP Billiton Ltd.	$1,114,747	0.5

		Other Securities	6,790,622	3.0

			7,905,369	3.5

		Austria: 0.1%
		Other Securities	268,544	0.1

		Barbados: 0.0%
		Other Securities	23,520	0.0

		Belgium: 0.7%
		Other Securities	1,574,613	0.7

		Bermuda: 0.0%
		Other Securities	34,029	0.0

		Denmark: 0.6%
		Other Securities	1,394,995	0.6

		Finland: 0.8%
		Other Securities	1,832,832	0.8

		France: 2.8%
		Other Securities	6,356,403	2.8

		Germany: 3.4%
12,088		Siemens AG	1,095,752	0.5

		Other Securities	6,593,005	2.9

			7,688,757	3.4

		Greece: 0.2%
		Other Securities	531,581	0.2

		Hong Kong: 0.9%
		Other Securities	1,958,908	0.9

		Israel: 0.4%
		Other Securities	803,647	0.4

		Italy: 1.4%
		Other Securities	3,263,808	1.4

		Japan: 9.5%
28,900		Toyota Motor Corp.	980,456	0.4

		Other Securities	20,672,495	9.1

			21,652,951	9.5

		Kazakhstan: 0.0%
		Other Securities	43,742	0.0

		Netherlands: 2.3%
67,311		Royal Dutch Shell PLC — Class B	1,747,956	0.8

		Other Securities	3,497,126	1.5

			5,245,082	2.3

		New Zealand: 0.0%
		Other Securities	80,735	0.0

		Norway: 0.2%
		Other Securities	511,517	0.2

		Portugal: 0.2%
		Other Securities	441,765	0.2

		Singapore: 0.7%
		Other Securities	1,490,807	0.7

		Spain: 1.2%
92,273		Banco Santander Central Hispano S.A.	1,074,453	0.5

46,658		Telefonica S.A.	1,031,229	0.4

		Other Securities	594,377	0.3

			2,700,059	1.2

		Sweden: 1.2%
		Other Securities	2,842,632	1.2

		Switzerland: 3.2%
28,676		Nestle S.A.	1,482,428	0.7

22,821		Novartis AG	1,196,316	0.5

8,903		Roche Holding AG — Genusschein	1,207,688	0.5

		Other Securities	3,294,734	1.5

			7,181,166	3.2

		United Kingdom: 8.3%
197,849		BP PLC	1,141,833	0.5

32,092		British American Tobacco PLC	1,087,376	0.5

172,906		HSBC Holdings PLC	1,693,555	0.7

22,139		Rio Tinto PLC	1,113,547	0.5

464,374		Vodafone Group PLC	1,114,988	0.5

		Other Securities	12,736,041	5.6

			18,887,340	8.3

		United States: 53.7%
22,900		3M Co.	1,798,795	0.8

88,500	S	Altria Group, Inc.	1,975,320	0.9

50,400		American Express Co.	2,009,448	0.9

15,503	@,S	Apple, Inc.	3,772,965	1.6

16,400		Boeing Co.	1,002,532	0.4

84,800		Bristol-Myers Squibb Co.	2,211,584	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium
Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

				Percent
				of Net
Shares			Value	Assets

		United States (continued)

45,542	S	Chevron Corp.	$3,377,395	1.5

24,700	@	Cognizant Technology Solutions Corp.	1,422,844	0.6

38,400	S	ConocoPhillips	2,013,312	0.9

16,800		Deere & Co.	1,062,936	0.5

44,000	@,S	DIRECTV	1,668,480	0.7

32,400		EI Du Pont de Nemours & Co.	1,320,948	0.6

91,450	@,S	EMC Corp.	1,668,048	0.7

23,600	@	Express Scripts, Inc.	1,005,360	0.4

27,669	S	ExxonMobil Corp.	1,636,898	0.7

22,600		HJ Heinz Co.	1,045,024	0.5

32,700	@	Intuit, Inc.	1,399,560	0.6

42,300		McDonald’s Corp.	3,090,426	1.3

69,027		Merck & Co., Inc.	2,426,989	1.1

41,262	S	Microsoft Corp.	968,832	0.4

26,500	@	NetApp, Inc.	1,071,660	0.5

16,400		Newmont Mining Corp.	1,005,648	0.4

29,900		PNC Financial Services Group, Inc.	1,523,704	0.7

18,500		Prudential Financial, Inc.	935,545	0.4

175,300		Qwest Communications International, Inc.	990,445	0.4

19,100	S	Reynolds American, Inc.	1,041,714	0.5

9,600	@	Salesforce.com, Inc.	1,054,848	0.5

38,400		Sysco Corp.	1,055,616	0.5

25,100		Time Warner Cable, Inc.	1,295,411	0.6

17,600		United Parcel Service, Inc. — Class B	1,122,880	0.5

19,733		United Technologies Corp.	1,286,789	0.6

		Other Securities	72,960,069	32.0

			122,222,025	53.7
		Total Common Stock (Cost $220,438,418)	216,936,827	95.3

REAL ESTATE INVESTMENT TRUSTS: 4.0%

		Australia: 0.3%
		Other Securities	637,220	0.3

		France: 0.0%
		Other Securities	136,185	0.0

		Hong Kong: 0.1%
		Other Securities	150,861	0.1

		Japan: 0.1%
		Other Securities	333,182	0.1

		Singapore: 0.1%
		Other Securities	190,920	0.1

		United Kingdom: 0.1%
		Other Securities	312,428	0.1

		United States: 3.3%
12,000		Public Storage, Inc.	1,176,240	0.5

15,769		Simon Property Group, Inc.	1,426,306	0.6

11,600		Vornado Realty Trust	940,296	0.4

		Other Securities	3,957,564	1.8

			7,500,406	3.3
		Total Real Estate Investment Trusts (Cost $8,944,541)	9,261,202	4.0

EXCHANGE-TRADED FUNDS: 0.7%

		Developed Markets: 0.7%
32,000		iShares MSCI EAFE Index Fund	1,598,400	0.7

		Total Exchange-Traded Funds (Cost $1,588,683)	1,598,400	0.7

PREFERRED STOCK: 0.5%

		Germany: 0.5%
		Other Securities	1,120,511	0.5

		Total Preferred Stock (Cost $1,147,307)	1,120,511	0.5

		Total Long-Term Investments (Cost $232,118,949)	228,916,940	100.5

SHORT-TERM INVESTMENTS: 1.0%

		Affiliated Mutual Fund: 1.0%
2,243,000		ING Institutional Prime Money Market Fund — Class I	2,243,000	1.0

		Total Short-Term Investments (Cost $2,243,000)	2,243,000	1.0

		Total Investments in Securities (Cost $234,361,949)*	$231,159,940	101.5
		Other Assets and Liabilities - Net	(3,503,923)	(1.5)

		Net Assets	$227,656,017	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2010.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium
Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $237,680,603.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,685,412
Gross Unrealized Depreciation	(16,206,075)

Net Unrealized Depreciation	$(6,520,663)

Percentage of
Industry	Net Assets

Consumer Discretionary	10.5%
Consumer Staples	11.2
Energy	9.0
Financials	20.0
Health Care	10.3
Industrials	10.8
Information Technology	12.9
Materials	6.2
Telecommunication Services	4.3
Utilities	4.6
Other Long-Term Investments	0.7
Short-Term Investments	1.0
Other Assets and Liabilities – Net	(1.5)

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets	Other	Significant
	for Identical Investments	Observable Inputs#	Unobservable Inputs	Fair Value
	(Level 1)	(Level 2)	(Level 3)	at 8/31/2010

Asset Table
Investments, at value
Common Stock
Australia	$—	$7,905,369	$—	$7,905,369
Austria	—	268,544	—	268,544
Barbados	23,520	—	—	23,520
Belgium	92	1,574,521	—	1,574,613
Bermuda	34,029	—	—	34,029
Denmark	—	1,394,995	—	1,394,995
Finland	—	1,832,832	—	1,832,832
France	576,262	5,780,141	—	6,356,403
Germany	—	7,688,757	—	7,688,757
Greece	—	531,581	—	531,581
Hong Kong	—	1,958,908	—	1,958,908
Israel	—	803,647	—	803,647
Italy	—	3,263,808	—	3,263,808
Japan	—	21,652,951	—	21,652,951
Kazakhstan	—	43,742	—	43,742
Netherlands	—	5,245,082	—	5,245,082
New Zealand	27,878	52,857	—	80,735
Norway	—	511,517	—	511,517
Portugal	—	441,765	—	441,765
Singapore	—	1,490,807	—	1,490,807
Spain	—	2,700,059	—	2,700,059
Sweden	—	2,842,632	—	2,842,632
Switzerland	96,246	7,084,920	—	7,181,166
United Kingdom	844,873	18,042,467	—	18,887,340
United States	122,222,025	—	—	122,222,025

Total Common Stock	123,824,925	93,111,902	—	216,936,827

Real Estate Investment Trusts	7,500,406	1,760,796	—	9,261,202
Exchange-Traded Funds	1,598,400	—	—	1,598,400
Preferred Stock	—	1,120,511	—	1,120,511
Short-Term Investments	2,243,000	—	—	2,243,000

Total Investments, at value	$135,166,731	$95,993,209	$—	$231,159,940

Other Financial Instruments+:
Forward foreign currency contracts	—	213,755	—	213,755

Total Assets	$135,166,731	$96,206,964	$—	$231,373,695

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,535,270)	$—	$(3,535,270)
Futures	(99,800)	—	—	(99,800)
Written options	—	(2,037,794)	—	(2,037,794)

Total Liabilities	$(99,800)	$(5,573,064)	$—	$(5,672,864)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium
Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

At August 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

				In		Unrealized
			Settlement	Exchange		Appreciation
Counterparty	Currency	Buy/Sell	Date	For	Value	(Depreciation)

Brown Brothers Harriman & Co.	Australian Dollar AUD 9,080,000	SELL	9/15/10	$7,615,895	$8,062,792	$(446,897)
Brown Brothers Harriman & Co.	British Pound GBP 12,660,000	SELL	9/15/10	18,955,438	19,413,903	(458,465)
Credit Suisse First Boston	Swiss Franc CHF 7,465,000	SELL	9/15/10	6,905,611	7,353,847	(448,236)
JPMorgan Chase	EU Euro EUR 25,464,000	SELL	9/15/10	31,192,636	32,268,652	(1,076,016)
JPMorgan Chase	EU Euro EUR 2,720,000	SELL	9/15/10	3,600,437	3,446,856	153,581
JPMorgan Chase	Japanese Yen JPY 1,839,900,000	SELL	9/15/10	20,798,902	21,904,558	(1,105,656)
UBS AG	British Pound GBP 1,000,000	SELL	9/15/10	1,593,658	1,533,484	60,174

						$(3,321,515)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on August 31, 2010:

	Number	Expiration	Notional	Unrealized
Contract Description	of Contracts	Date	Value	Depreciation

Long Contracts
S&P 500 E-Mini	38	09/17/10	$1,991,770	$(93,801)
S&P 500 E-Mini	11	12/17/10	573,815	(5,999)

			$2,565,585	$(99,800)

Written OTC Call Options

# of			Expiration	Strike	Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate	Received	Value

3,100	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50	09/16/10	2,679.300 EUR	$289,163	$(131,110)
2,620	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50	09/02/10	2,822.440 EUR	226,061	(1)
1,300	Morgan Stanley	FTSE 100 Index	09/16/10	5,215.460 GBP	249,337	(207,885)
1,310	UBS Warburg LLC	FTSE 100 Index	09/02/10	5,356.660 GBP	223,445	(4,205)
100,000	UBS Warburg LLC	Nikkei 225 Index	09/16/10	9,375.780 JPY	272,145	(48,743)
103,000	UBS Warburg LLC	Nikkei 225 Index	09/02/10	9,667.430 JPY	291,981	(1)
47,791	JP Morgan Chase & Co.	S&P 500® Index	09/16/10	1,079.380 USD	1,372,080	(435,091)
40,828	JP Morgan Chase & Co.	S&P 500® Index	09/29/10	1,048.920 USD	1,139,101	(1,210,758)

					$4,063,313	$(2,037,794)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$213,755

Total Asset Derivatives		$213,755

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,535,270
Equity contracts	Written options, at fair value	2,037,794
Equity contracts	Net Assets- Unrealized depreciation*	99,800

Total Liability Derivatives		$5,672,864

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium
Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended August 31, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
	Foreign
	Currency
Derivatives not accounted for	Related		Written
as hedging instruments	Transactions*	Futures	Options	Total

Equity contracts	$—	$57,680	$3,961,284	$4,018,964
Foreign exchange contracts	3,263,331	—	—	3,263,331

Total	$3,263,331	$57,680	$3,961,284	$7,282,295

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
	Foreign
	Currency
Derivatives not accounted for	Related		Written
as hedging instruments	Transactions*	Futures	Options	Total

Equity contracts	$—	$(118,983)	$1,046,220	$927,237
Foreign exchange contracts	(3,652,265)	—	—	(3,652,265)

Total	$(3,652,265)	$(118,983)	$1,046,220	$(2,725,028)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

Supplemental Option Information (Unaudited)

Supplemental Call Option Statistics as of August 31, 2010
% of Total Net Assets against which calls written	68.99%
Average Days to Expiration at time written	29 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$4,063,313
Value of calls	$(2,037,794)

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Global Advantage and Premium Opportunity Fund was held June 24, 2010, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

To elect three members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund, with all three individuals to serve as Class II Trustees, for a term of three-years, and until the election and qualification of their successors.

			Shares
			voted
		Shares	against		Total
		voted	or	Shares	Shares
	Proposal*	for	withheld	abstained	Voted

Class II Trustees	John V. Boyer	13,373,419.738	222,592.445		13,596,012.183
	Patricia W. Chadwick	13,360,056.914	235,955.269		13,596,012.183
	Sheryl K. Pressler	13,364,026.135	231,986.048		13,596,012.183

*	Proposal Passed

ADDITIONAL INFORMATION (Unaudited)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund. Effective April 30, 2010, Pranay Gupta was added and Carl Ghielen was removed as individuals who are primarily responsible for the day to day management of the Fund’s portfolio. Effective September 30, 2010, Martin Jansen is no responsible for the day-to-day management of the Fund’s portfolio.

During the period, the Fund reduced its quarterly distribution from $0.372 to $0.335 per quarter, commencing with the distribution paid on July 15, 2010.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

It is contemplated that the Fund will pay quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with

ADDITIONAL INFORMATION (Unaudited) (continued)

respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2010 DISTRIBUTIONS:

DECLARATION	EX-DIVIDEND	PAYABLE
DATE	DATE	DATE

March 19, 2010	April 1, 2010	April 15, 2010
June 21, 2010	July 1, 2010	July 15, 2010
September 20, 2010	October 1, 2010	October 15, 2010
December 20, 2010	December 29, 2010	January 17, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGA).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2010 was 10,229, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on May 28, 2010 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310-1900
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

PRSAR-UIGA                  (0810-102210)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of August 31, 2010 (Unaudited)

Shares					Value

COMMON STOCK:			95.3%
		Australia:		3.5%
28,176		Amcor Ltd.			$169,281
5,170		AMP Ltd.			23,261
5,002		ASX Ltd.			130,039
30,665		Australia & New Zealand Banking Group Ltd.			619,274
17,376		Bendigo Bank Ltd.			130,686
33,599		BHP Billiton Ltd.			1,114,747
52,472		Boral Ltd.			205,952
87,264		Brambles Ltd.			455,769
17,137		Commonwealth Bank of Australia			770,218
8,328		Computershare Ltd.			70,548
13,713		Crown Ltd.			101,414
8,289		CSL Ltd.			243,688
45,022		Foster’s Group Ltd.			243,249
15,260		Goodman Fielder Ltd.			18,224
10,360		Leighton Holdings Ltd.			283,999
16,882		MacArthur Coal Ltd.			169,676
848		Macquarie Group Ltd.			28,475
18,329		National Australia Bank Ltd.			380,075
5,469		Newcrest Mining Ltd.			182,150
27,581		OneSteel Ltd.			71,145
1,220		Orica Ltd.			27,317
21,156		Origin Energy Ltd.			287,894
17,327		QBE Insurance Group Ltd.			254,401
3,060		Rio Tinto Ltd.			192,184
3,871		Suncorp-Metway Ltd.			28,841
3,809		Wesfarmers Ltd.			108,612
35,167		Westpac Banking Corp.			681,528
5,194		Woodside Petroleum Ltd.			194,258
26,001		Woolworths Ltd.			642,714
4,088		WorleyParsons Ltd.			75,750

					7,905,369

		Austria:		0.1%
4,168		Erste Bank der Oesterreichischen Sparkassen AG			150,321
36,324	@	Immofinanz Immobilien Anlagen AG			118,223

					268,544

		Barbados:		0.0%
1,500	@	Nabors Industries Ltd.			23,520

					23,520

		Belgium:		0.7%
14,572		Anheuser-Busch InBev NV			754,761
24,304	@	Anheuser-Busch InBev NV - Strip VVPR			92
5,825		Delhaize Group			389,323
1,772		Groupe Bruxelles Lambert S.A.			130,277
3,280	@	KBC Groep NV			135,407
5,787		UCB S.A.			164,753

					1,574,613

		Bermuda:		0.0%
1,900		XL Group PLC			34,029

					34,029

		Denmark:		0.6%
54		AP Moller - Maersk A/S - Class B			404,598
2,112		Coloplast A/S			224,490
9,277	@	Danske Bank A/S			204,909
6,566		Novo-Nordisk A/S			560,998

					1,394,995

		Finland:		0.8%
787		Metso OYJ			28,640
19,708		Nokia OYJ			167,933
9,037		Nokian Renkaat OYJ			258,033
8,577		OKO Bank			93,446
8,131		Sampo OYJ			195,342
25,453		Stora Enso OYJ (Euro Denominated Security)			195,077
34,339		UPM-Kymmene OYJ			469,908
7,980		Wartsila OYJ			424,453

					1,832,832

		France:		2.8%
1,242		Air Liquide			128,464
17,887		AXA S.A.			275,544
11,433		BNP Paribas			708,290
1,071		Capgemini S.A.			45,153
4,653		Cie de Saint-Gobain			169,956
6,705		CNP Assurances			113,738
2,361		Credit Agricole S.A.			29,493
28,350		France Telecom S.A.			576,262
1,312		Gaz de France			40,458
8,003		M6-Metropole Television			166,041
3,600		PPR			466,679
4,475		Publicis Groupe			186,823
11,910		Sanofi-Aventis			681,804
5,916		Schneider Electric S.A.			625,222
6,053		Scor S.A.			131,241
4,986		Societe Generale			251,434
14,632		Total S.A.			680,599
5,022		Vallourec			429,910
27,985		Vivendi			649,292

					6,356,403

		Germany:		3.4%
3,105		Adidas AG			157,476
5,628		Allianz AG			574,542
8,683		BASF AG			456,689
5,670		Bayer AG			345,846
2,319	@	DaimlerChrysler AG			112,193

Shares				Value

7,876		Deutsche Bank AG		489,757
1,376		Deutsche Boerse AG		83,777
43,726		Deutsche Telekom AG		574,436
29,133		E.ON AG		817,683
2,308		Hannover Rueckversicheru - Reg		101,951
9,364		HeidelbergCement AG		374,067
1,302		Henkel KGaA		52,316
28,888	@	Infineon Technologies AG		160,194
5,242		Linde AG		589,366
2,574		Muenchener Rueckversicherungs AG		328,012
7,729		RWE AG		505,885
12,927		SAP AG		562,914
12,088		Siemens AG		1,095,752
17,036		United Internet AG		218,114
969		Volkswagen AG		87,787

				7,688,757

		Greece:	0.2%
22,129		Hellenic Telecommunications
		Organization S.A.		150,974
1,470	@	National Bank of Greece S.A.		18,251
25,515		Public Power Corp.		362,356

				531,581

		Hong Kong:	0.9%
70,500		BOC Hong Kong Holdings Ltd.		186,182
7,000		Cheung Kong Holdings Ltd.		88,635
27,500		CLP Holdings Ltd.		210,488
3,800		Hang Seng Bank Ltd.		52,239
5,200		Hong Kong Exchanges and Clearing Ltd.		81,895
40,000		HongKong Electric Holdings		243,258
5,000		Hutchison Whampoa Ltd.		37,056
33,000		Hysan Development Co., Ltd.		105,006
24,000		Li & Fung Ltd.		122,268
16,000		New World Development Ltd.		25,848
673,000		PCCW Ltd.		220,410
19,000		Sun Hung Kai Properties Ltd.		268,191
15,500		Swire Pacific Ltd.		187,467
24,000		Wharf Holdings Ltd.		129,965

				1,958,908

		Israel:	0.4%
33,350	@	Bank Leumi Le-Israel BM		137,805
28,951		Bezeq Israeli Telecommunication Corp. Ltd.		63,832
210		Delek Group Ltd.		52,840
18,109		Makhteshim-Agan Industries Ltd.		62,299
9,610		Teva Phaemaceutical Industries Ltd.		486,871

				803,647

		Italy:	1.4%
8,438		Assicurazioni Generali S.p.A.		151,694
1,657	@	Autogrill S.p.A.		19,051
148,739		Enel S.p.A.		705,838
39,293		ENI S.p.A.		776,355
107,796		Intesa Sanpaolo S.p.A.		300,367
27,289		Intesa Sanpaolo S.p.A. - RNC		61,523
1,736	@	Mediobanca S.p.A.		13,587
57,422		Pirelli & C S.p.A.		379,250
11,596		Saipem S.p.A.		403,625
150,358		Telecom Italia S.p.A. RNC		164,941
123,367		UniCredito Italiano S.p.A.		287,577

				3,263,808

		Japan:	9.5%
20,000		77 Bank Ltd.		99,375
4,480		Acom Co., Ltd.		67,294
2,700		Aeon Credit Service Co., Ltd.		28,520
9,200		Aisin Seiki Co., Ltd.		237,665
6,600		Alfresa Holdings Corp.		294,247
18,000		Asahi Glass Co., Ltd.		175,629
4,900		Astellas Pharma, Inc.		169,210
12,000		Bank of Kyoto Ltd.		95,521
26,400		Brother Industries Ltd.		283,065
14,200		Canon, Inc.		581,355
65		Central Japan Railway Co.		524,185
2,200		Chubu Electric Power Co., Inc.		57,913
73,000		Cosmo Oil Co., Ltd.		174,562
20,000		Daihatsu Motor Co., Ltd.		252,554
24		Dai-ichi Life Insurance Co. Ltd.		28,444
21,100		Dainippon Sumitomo Pharma Co., Ltd.		175,447
2,400		Daito Trust Construction Co., Ltd.		137,822
1,000		Denso Corp.		27,117
9,681		East Japan Railway Co.		626,091
10,500		Electric Power Development Co.		337,649
21,700	@	Elpida Memory, Inc.		260,183
9,000		Fuji Heavy Industries Ltd.		50,372
29,000		Fukuoka Financial Group, Inc.		115,844
19,000		Gunma Bank Ltd.		98,098
21,000		Hachijuni Bank Ltd.		113,770
14,500		Honda Motor Co., Ltd.		480,272
67,300		Itochu Corp.		548,651
1,500		Japan Petroleum Exploration Co.		54,036
34		Japan Tobacco, Inc.		105,625
15,500		JFE Holdings, Inc.		457,358
11,000		Kajima Corp.		25,752
69,000		Kaneka Corp.		411,818
20,100		Kansai Electric Power Co., Inc.		514,982
10,400		Kao Corp.		242,103
700		Keyence Corp.		144,895
17,000		Kirin Brewery Co., Ltd.		234,900
16,635		Kyushu Electric Power Co., Inc.		395,181
85,000		Marubeni Corp.		437,617
80,000		Mazda Motor Corp.		178,855
6,200		MEIJI Holdings Co., Ltd.		288,670
28,800		Mitsubishi Corp.		617,110

Shares				Value

5,000		Mitsubishi Estate Co., Ltd.		75,206
151,200		Mitsubishi UFJ Financial Group, Inc.		716,916
47,100		Mitsui & Co., Ltd.		613,125
2,497		Mitsui Fudosan Co., Ltd.		40,520
9,800		Mitsui Sumitomo Insurance Group Holdings, Inc.		219,293
144,503		Mizuho Financial Group, Inc.		221,627
8,100		Murata Manufacturing Co., Ltd.		384,825
3,000		NHK Spring Co., Ltd.		24,878
700		Nintendo Co., Ltd.		194,061
23,000		Nippon Electric Glass Co., Ltd.		257,431
12,700		Nippon Paper Group, Inc.		329,624
61,000		Nippon Steel Corp.		201,265
10,100		Nippon Telegraph & Telephone Corp.		434,277
35,000		Nippon Yusen KK		134,810
10,163		Nishi-Nippon City Bank Ltd.		28,480
41,100	@	Nissan Motor Co., Ltd.		313,264
900		Nitto Denko Corp.		28,882
5,579	@	NKSJ Holdings, Inc.		31,148
19,800		Nomura Holdings, Inc.		112,149
32		NTT DoCoMo, Inc.		54,225
110		NTT Urban Development Corp.		85,716
2,600		Oriental Land Co., Ltd.		230,443
24,000		Ricoh Co., Ltd.		307,599
23,400		Sapporo Hokuyo Holdings, Inc.		110,279
27,900		Sega Sammy Holdings, Inc.		414,297
5,000		Sekisui Chemical Co., Ltd.		29,307
4,300		Shinko Electric Industries		47,243
47,000		Shinko Securities Co., Ltd.		105,285
92,000		Shinsei Bank Ltd.		69,736
13,900		Softbank Corp.		398,431
21,000		Sony Corp.		588,589
50,500		Sumitomo Corp.		578,508
12,612		Sumitomo Electric Industries Ltd.		135,180
10,900		Sumitomo Mitsui Financial Group, Inc.		323,478
33,142		Sumitomo Trust & Banking Co., Ltd.		175,767
1,800		T&D Holdings, Inc.		34,173
14,432		Takeda Pharmaceutical Co., Ltd.		663,315
6,500		TDK Corp.		341,026
3,000		Tohoku Electric Power Co., Inc.		69,495
11,389		Tokio Marine Holdings, Inc.		305,527
1,700		Tokyo Electric Power Co., Inc.		49,424
600		Tokyo Electron Ltd.		28,151
91,000		Tosoh Corp.		228,014
16,000		Toyo Suisan Kaisha Ltd.		337,124
28,900		Toyota Motor Corp.		980,456
5,340		USS Co., Ltd.		393,983
6,000		Yamaguchi Financial Group, Inc.		56,642

				21,652,951

		Kazakhstan:	0.0%
3,385		Eurasian Natural Resources Corp.		43,742

				43,742

		Netherlands:	2.3%
5,877		Fugro NV		329,314
43,589		Koninklijke Ahold NV		535,092
10,221		Koninklijke Boskalis Westminster NV		379,913
22,785		Koninklijke Philips Electronics NV		634,945
720		Koninklijke Vopak NV		28,836
32,498		Royal Dutch Shell PLC - Class A		860,671
34,813		Royal Dutch Shell PLC - Class B		887,285
30,069		Royal KPN NV		434,736
15,487		TNT NV		391,430
28,587		Unilever NV		762,860

				5,245,082

		New Zealand:	0.0%
37,842		Auckland International Airport Ltd.		52,857
19,408		Telecom Corp. of New Zealand Ltd.		27,878

				80,735

		Norway:	0.2%
29,491		Aker Kvaerner ASA		323,596
17,114		DnB NOR ASA		187,921

				511,517

		Portugal:	0.2%
40,114		Jeronimo Martins		441,765

				441,765

		Singapore:	0.7%
25,000		DBS Group Holdings Ltd.		256,795
33,000		Fraser and Neave Ltd.		135,560
16,000		Jardine Cycle & Carriage Ltd.		384,633
38,000		Oversea-Chinese Banking Corp.		243,688
8,000		Singapore Airlines Ltd.		89,281
9,000		Singapore Telecommunications Ltd.		20,508
73,000		StarHub Ltd.		132,591
9,000		United Overseas Bank Ltd.		124,549
35,000		United Overseas Land Ltd.		103,202

				1,490,807

		Spain:	1.2%
41,194		Banco Bilbao Vizcaya Argentaria S.A.		496,193
92,273		Banco Santander Central Hispano S.A.		1,074,453
20,944		Criteria Caixacorp S.A.		98,184
46,658		Telefonica S.A.		1,031,229

				2,700,059

		Sweden:	1.2%
26,087		Atlas Copco AB - Class B		356,258
36,823		Boliden AB		415,687
20,600		Electrolux AB		395,704
8,404		Getinge AB		168,464
9,538		Investor AB		163,989
7,223		Kinnevik Investment AB		130,700
43,738		Nordea Bank AB		390,030

Shares				Value

4,461		Ratos AB		118,805
4,045		SKF AB - B Shares		72,295
8,772		Svenska Handelsbanken AB		227,986
41,706		Telefonaktiebolaget LM Ericsson		402,714

				2,842,632

		Switzerland:	3.2%
4,164	@	ABB Ltd.		80,375
1,800		ACE Ltd.		96,246
13,975		Compagnie Financiere Richemont S.A.		540,443
13,872		Credit Suisse Group		606,675
8,526		Holcim Ltd.		511,184
28,676		Nestle S.A.		1,482,428
22,821		Novartis AG		1,196,316
1,541		Pargesa Holding S.A.		100,196
8,903		Roche Holding AG - Genusschein		1,207,688
29		SGS S.A.		41,931
5,628		Swiss Reinsurance		232,389
31,888	@	UBS AG - Reg		535,013
7,068		Xstrata PLC		110,299
1,980		Zurich Financial Services AG		439,983

				7,181,166

		United Kingdom:	8.3%
5,240		Aggreko PLC		113,600
16,444		Anglo American PLC		586,494
6,516		ARM Holdings PLC		36,362
14,721		AstraZeneca PLC		723,616
5,906	@	Autonomy Corp. PLC		140,789
44,247		Aviva PLC		255,594
132,660		Barclays PLC		609,044
46,275		BG Group PLC		741,174
13,008		BHP Billiton PLC		362,736
197,849		BP PLC		1,141,833
32,092		British American Tobacco PLC		1,087,376
44,835		BT Group PLC		91,432
118,360		Cable & Wireless Worldwide PLC		121,257
16,927		Capita Group PLC		182,053
62,706		Compass Group PLC		511,235
27,823		Diageo PLC		452,245
43,081		GlaxoSmithKline PLC		803,951
5,656		Group 4 Securicor PLC		21,824
172,906		HSBC Holdings PLC		1,693,555
18,474		ICAP PLC		115,592
23,715		Imperial Tobacco Group PLC		652,658
20,289		Inmarsat PLC		207,491
14,103		International Power PLC		80,044
15,713		Investec PLC		112,976
20,318		J Sainsbury PLC		113,466
18,268		Kazakhmys PLC		321,532
31,244		Kingfisher PLC		97,514
95,851		Legal & General Group PLC		135,593
329,230	@	Lloyds TSB Group PLC		346,545
41,992		Man Group PLC		133,421
86,398		National Grid PLC		727,482
52,824		Old Mutual PLC		102,657
32,230		Pearson PLC		477,934
7,019		Petrofac Ltd.		150,183
15,404		Prudential PLC		133,619
6,007		Reckitt Benckiser PLC		299,402
22,139		Rio Tinto PLC		1,113,547
55,801		Rolls-Royce Group PLC		472,130
62,419	@	Royal Bank of Scotland Group PLC		42,274
2,769		Schroders PLC		58,024
1,325		Scottish & Southern Energy PLC		23,247
21,278		Serco Group PLC		189,449
6,795		Severn Trent PLC		134,719
6,903		Shire PLC		148,506
32,877		Smith & Nephew PLC		272,084
4,440		Smiths Group PLC		77,644
23,762		Standard Chartered PLC		634,566
11,951		Standard Life PLC		37,166
26,365		Tesco PLC		164,071
12,897		Unilever PLC		339,769
3,578		Vedanta Resources PLC		103,090
464,374		Vodafone Group PLC		1,114,988
2,072		Whitbread PLC		44,184
3,399		WPP PLC		33,603

				18,887,340

		United States:	53.7%
22,900		3M Co.		1,798,795
8,401	S	Abbott Laboratories		414,505
500		Abercrombie & Fitch Co.		17,300
2,800	@	Adobe Systems, Inc.		77,728
3,100	@	Advanced Micro Devices, Inc.		17,422
3,600	@	AES Corp.		36,864
2,300		Aetna, Inc.		61,456
2,578		Aflac, Inc.		121,811
1,900	@	Agilent Technologies, Inc.		51,243
1,100		Air Products & Chemicals, Inc.		81,433
6,500		Airgas, Inc.		427,700
600		AK Steel Holding Corp.		7,644
15,400	@	Akamai Technologies, Inc.		709,478
5,500	S	Alcoa, Inc.		56,155
900		Allegheny Energy, Inc.		20,295
500		Allegheny Technologies, Inc.		20,360
1,700		Allergan, Inc.		104,414
2,900		Allstate Corp.		80,040
36,400		Altera Corp.		897,988
88,500	S	Altria Group, Inc.		1,975,320
1,900	@, S	Amazon.com, Inc.		237,177

Shares			Value

1,300		Ameren Corp.	36,491
2,600		American Electric Power Co., Inc.	92,066
50,400		American Express Co.	2,009,448
700	@	American International Group, Inc.	23,751
17,700	@	American Tower Corp.	829,422
14,400		Ameriprise Financial, Inc.	627,552
23,652		AmerisourceBergen Corp.	645,227
5,169	@, S	Amgen, Inc.	263,826
16,300	S	Amphenol Corp.	663,736
2,700		Anadarko Petroleum Corp.	124,173
1,600		Analog Devices, Inc.	44,608
1,500		AON Corp.	54,360
1,900		Apache Corp.	170,715
700	@	Apollo Group, Inc. - Class A	29,736
15,503	@, S	Apple, Inc.	3,772,965
7,300		Applied Materials, Inc.	75,847
3,466		Archer-Daniels-Midland Co.	106,683
9,300		Assurant, Inc.	340,008
32,000	S	AT&T, Inc.	864,960
1,200	@	Autodesk, Inc.	33,300
2,700		Automatic Data Processing, Inc.	104,247
400	@	Autonation, Inc.	9,032
3,600	@	Autozone, Inc.	755,208
600		Avery Dennison Corp.	19,512
2,300		Avon Products, Inc.	66,930
2,300		Baker Hughes, Inc.	86,434
500		Ball Corp.	28,040
54,340	S	Bank of America Corp.	676,533
6,600		Bank of New York Mellon Corp.	160,182
3,200		Baxter International, Inc.	136,192
3,700		BB&T Corp.	81,844
1,300		Becton Dickinson & Co.	88,647
1,400	@	Bed Bath & Beyond, Inc.	50,358
552		Bemis Co.	15,936
9,000	@	Berkshire Hathaway, Inc.	709,020
1,900		Best Buy Co., Inc.	59,641
400	@	Big Lots, Inc.	12,504
1,300	@	Biogen Idec, Inc.	69,940
1,000	@	BMC Software, Inc.	36,060
16,400		Boeing Co.	1,002,532
8,200	@, S	Boston Scientific Corp.	42,558
84,800		Bristol-Myers Squibb Co.	2,211,584
2,300		Broadcom Corp.	68,931
7,169		Brown-Forman Corp.	439,388
2,092		CA, Inc.	37,677
600		Cabot Oil & Gas Corp.	16,704
1,300	@	Cameron International Corp.	47,814
22,900		Campbell Soup Co.	853,254
2,500		Capital One Financial Corp.	94,650
27,600		Cardinal Health, Inc.	826,896
1,000	@	CareFusion Corp.	21,580
1,200	@	Carmax, Inc.	23,916
2,300		Carnival Corp.	71,714
3,400		Caterpillar, Inc.	221,544
1,500	@, S	CB Richard Ellis Group, Inc.	24,630
3,700		CBS Corp. - Class B	51,134
2,500	@	Celgene Corp.	128,800
2,300		CenterPoint Energy, Inc.	34,017
16,900		CenturyTel, Inc.	611,104
400	@	Cephalon, Inc.	22,644
5,600	@	Cerner Corp.	407,960
400		CF Industries Holdings, Inc.	37,000
900		CH Robinson Worldwide, Inc.	58,491
5,300	S	Charles Schwab Corp.	67,628
3,500		Chesapeake Energy Corp.	72,380
45,542	S	Chevron Corp.	3,377,395
1,800		Chubb Corp.	99,216
1,500		Cigna Corp.	48,330
900		Cincinnati Financial Corp.	24,012
700		Cintas Corp.	17,843
30,892	@, S	Cisco Systems, Inc.	619,385
122,400	@, S	Citigroup, Inc.	455,328
14,900	@	Citrix Systems, Inc.	863,306
700		Cliffs Natural Resources, Inc.	42,833
800		Clorox Co.	51,856
393	S	CME Group, Inc.	97,495
24,000		CMS Energy Corp.	420,000
1,700		Coach, Inc.	60,928
12,472		Coca-Cola Co.	697,434
1,800		Coca-Cola Enterprises, Inc.	51,228
24,700	@	Cognizant Technology Solutions Corp.	1,422,844
2,700		Colgate-Palmolive Co.	199,368
15,255	S	Comcast Corp. – Class A	261,166
16,400		Comerica, Inc.	564,324
800		Computer Sciences Corp.	31,848
1,200	@	Compuware Corp.	8,616
2,400		ConAgra Foods, Inc.	51,816
38,400	S	ConocoPhillips	2,013,312
1,200		Consol Energy, Inc.	38,640
18,500		Consolidated Edison, Inc.	879,305
1,000	@	Constellation Brands, Inc.	16,660
1,100		Constellation Energy Group, Inc.	32,263
8,500	S	Corning, Inc.	133,280
2,400		Costco Wholesale Corp.	135,720
800	@	Coventry Health Care, Inc.	15,480
500		CR Bard, Inc.	38,415
2,100		CSX Corp.	104,769
1,100		Cummins, Inc.	81,851
7,400		CVS Caremark Corp.	199,800

Shares			Value

1,500		D.R. Horton, Inc.	15,390
2,800		Danaher Corp.	101,724
800		Darden Restaurants, Inc.	33,008
600	@	DaVita, Inc.	38,772
1,000	@	Dean Foods Co.	10,230
16,800		Deere & Co.	1,062,936
9,300	@, S	Dell, Inc.	109,461
2,200	@, S	Denbury Resources, Inc.	32,428
800		Densply International, Inc.	22,256
2,400		Devon Energy Corp.	144,672
300		DeVry, Inc.	11,433
400		Diamond Offshore Drilling	23,272
44,000	@, S	DIRECTV	1,668,480
2,900	S	Discover Financial Services	42,079
12,300	@	Discovery Communications, Inc. - Class A	464,325
3,200		Dominion Resources, Inc.	136,832
1,050		Dover Corp.	46,998
6,300		Dow Chemical Co.	153,531
20,700		Dr Pepper Snapple Group, Inc.	762,174
16,317		DTE Energy Co.	764,451
7,100	S	Duke Energy Corp.	122,049
300		Dun & Bradstreet Corp.	19,770
1,090	@	E*Trade Financial Corp.	13,527
400		Eastman Chemical Co.	24,620
1,500	@	Eastman Kodak Co.	5,235
6,200		Eaton Corp.	430,776
6,116	@, S	eBay, Inc.	142,136
1,300		Ecolab, Inc.	61,620
1,800		Edison International	60,750
32,400		EI Du Pont de Nemours & Co.	1,320,948
58,400		El Paso Corp.	665,176
1,800	@	Electronic Arts, Inc.	27,432
5,500		Eli Lilly & Co.	184,580
91,450	@, S	EMC Corp.	1,668,048
18,948		Emerson Electric Co.	883,924
1,000		Entergy Corp.	78,840
9,800		EOG Resources, Inc.	851,326
800		EQT Corp.	26,080
700		Equifax, Inc.	20,629
10,300		Estee Lauder Cos., Inc.	577,521
3,600		Exelon Corp.	146,592
1,100		Expedia, Inc.	25,146
1,200		Expeditors International Washington, Inc.	47,508
23,600	@	Express Scripts, Inc.	1,005,360
27,669	S	ExxonMobil Corp.	1,636,898
11,800		Family Dollar Stores, Inc.	504,922
700		Fastenal Co.	31,689
500		Federated Investors, Inc.	10,425
1,700		FedEx Corp.	132,685
1,400		Fidelity National Information Services, Inc.	36,176
4,326	S	Fifth Third Bancorp.	47,802
1,223	@	First Horizon National Corp.	12,328
300	@	First Solar, Inc.	38,355
1,600		FirstEnergy Corp.	58,448
800	@	Fiserv, Inc.	40,024
15,500	@	Flir Systems, Inc.	389,360
300		Flowserve Corp.	26,814
1,000		Fluor Corp.	44,660
400		FMC Corp.	24,912
10,800	@	FMC Technologies, Inc.	667,980
18,400	@, S	Ford Motor Co.	207,736
1,500	@	Forest Laboratories, Inc.	40,935
800		Fortune Brands, Inc.	35,832
800		Franklin Resources, Inc.	77,208
2,600		Freeport-McMoRan Copper & Gold, Inc.	187,148
5,400		Frontier Communications Corp.	41,742
800	@	GameStop Corp.	14,344
1,300		Gannett Co., Inc.	15,717
2,470		Gap, Inc.	41,718
2,100		General Dynamics Corp.	117,327
57,816	S	General Electric Co.	837,176
3,600		General Mills, Inc.	130,176
900		Genuine Parts Co.	37,737
2,600	@	Genworth Financial, Inc.	28,158
1,400	@	Genzyme Corp.	98,154
4,800	@	Gilead Sciences, Inc.	152,928
2,805	S	Goldman Sachs Group, Inc.	384,117
5,100		Goodrich Corp.	349,248
1,300	@	Goodyear Tire & Rubber Co.	12,012
1,269	@	Google, Inc. - Class A	571,075
1,800	S	H&R Block, Inc.	23,130
4,900		Halliburton Co.	138,229
1,300		Harley-Davidson, Inc.	31,616
400	@	Harman International Industries, Inc.	12,468
11,543		Harris Corp.	485,614
2,400		Hartford Financial Services Group, Inc.	48,384
11,800		Hasbro, Inc.	476,248
600		Helmerich & Payne, Inc.	22,224
900		Hershey Co.	41,823
1,600		Hess Corp.	80,400
12,609		Hewlett-Packard Co.	485,194
22,600		HJ Heinz Co.	1,045,024
9,100		Home Depot, Inc.	253,071
4,100		Honeywell International, Inc.	160,269
400		Hormel Foods Corp.	17,260
14,500	@	Hospira, Inc.	744,720
2,581	S	Hudson City Bancorp., Inc.	29,746
7,386	@, S	Humana, Inc.	352,977
3,900	S	Huntington Bancshares, Inc.	20,631

Shares			Value

2,100		Illinois Tool Works, Inc.	86,646
6,991		Integrys Energy Group, Inc.	338,714
30,102		Intel Corp.	533,407
400	@	IntercontinentalExchange, Inc.	38,224
6,989	S	International Business Machines Corp.	861,254
7,300		International Flavors & Fragrances, Inc.	333,537
1,600		International Game Technology	23,360
2,368		International Paper Co.	48,449
2,600	@	Interpublic Group of Cos., Inc.	22,178
32,700	@	Intuit, Inc.	1,399,560
2,500	@	Intuitive Surgical, Inc.	662,575
2,500	@	Invesco Ltd.	45,250
1,000		Iron Mountain, Inc.	20,280
986		ITT Corp.	41,905
1,000	S	Jabil Circuit, Inc.	10,250
700	@	Jacobs Engineering Group, Inc.	24,276
1,000	S	Janus Capital Group, Inc.	9,080
1,300		JC Penney Co., Inc.	26,000
1,200	@	JDS Uniphase Corp.	11,028
600		JM Smucker Co.	35,088
14,975	S	Johnson & Johnson	853,875
3,600		Johnson Controls, Inc.	95,508
21,557		JP Morgan Chase & Co.	783,813
2,800	@	Juniper Networks, Inc.	76,160
1,400		Kellogg Co.	69,552
4,800		Keycorp	35,376
2,245		Kimberly-Clark Corp.	144,578
1,400	@	King Pharmaceuticals, Inc.	12,194
900		KLA-Tencor Corp.	25,209
1,700	@	Kohl’s Corp.	79,866
9,400		Kraft Foods, Inc.	281,530
3,500		Kroger Co.	69,055
600		L-3 Communications Holdings, Inc.	39,960
600	@	Laboratory Corp. of America Holdings	43,572
900		Legg Mason, Inc.	22,797
800		Leggett & Platt, Inc.	15,336
900		Lennar Corp.	11,853
1,000	@	Leucadia National Corp.	21,350
400	@	Lexmark International, Inc.	13,996
1,000	@	Life Technologies Corp.	42,770
27,000		Limited Brands, Inc.	637,200
1,600		Lincoln National Corp.	37,376
1,200		Linear Technology Corp.	34,380
1,640		Lockheed Martin Corp.	114,013
1,900		Loews Corp.	66,766
800		Lorillard, Inc.	60,808
7,700		Lowe’s Cos., Inc.	156,310
3,500	@	LSI Logic Corp.	14,070
6,900		M&T Bank Corp.	590,916
2,300		Macy’s, Inc.	44,712
3,800		Marathon Oil Corp.	115,862
1,400		Marriott International, Inc.	44,814
2,900		Marsh & McLennan Cos., Inc.	68,788
2,900		Marshall & Ilsley Corp.	18,995
1,900		Masco Corp.	19,931
600		Massey Energy Co.	17,250
500		Mastercard, Inc.	99,180
2,000		Mattel, Inc.	41,980
800	@	McAfee, Inc.	37,640
10,700		McCormick & Co., Inc.	426,609
42,300		McDonald’s Corp.	3,090,426
1,700		McGraw-Hill Cos., Inc.	47,005
1,489		McKesson Corp.	86,436
17,700		Mead Johnson Nutrition Co.	923,763
900		MeadWestvaco Corp.	19,584
2,300	@	Medco Health Solutions, Inc.	100,004
6,000		Medtronic, Inc.	188,880
1,200	@	MEMC Electronic Materials, Inc.	12,348
69,027		Merck & Co., Inc.	2,426,989
200		Meredith Corp.	5,852
4,800		Metlife, Inc.	180,480
1,400	@	MetroPCS Communications, Inc.	12,516
20,200		Microchip Technology, Inc.	559,338
4,600	@, S	Micron Technology, Inc.	29,739
41,262	S	Microsoft Corp.	968,832
700		Molex, Inc.	12,355
900		Molson Coors Brewing Co.	39,204
3,000		Monsanto Co.	157,950
700	@	Monster Worldwide, Inc.	7,721
1,100	S	Moody’s Corp.	23,254
7,600		Morgan Stanley	187,644
12,600	@, S	Motorola, Inc.	94,878
1,000		Murphy Oil Corp.	53,560
1,700	@, S	Mylan Laboratories	29,172
800	@, S	Nasdaq Stock Market, Inc.	14,328
2,240		National Oilwell Varco, Inc.	84,202
1,300		National Semiconductor Corp.	16,393
26,500	@	NetApp, Inc.	1,071,660
600	@	New York Times Co.	4,308
1,500		Newell Rubbermaid, Inc.	22,530
16,400		Newmont Mining Corp.	1,005,648
12,200	S	News Corp. - Class A	153,354
2,200		NextEra Energy, Inc.	118,206
292		Nicor, Inc.	12,349
2,100		Nike, Inc.	147,000
1,500	S	NiSource, Inc.	26,010
900		Noble Energy, Inc.	62,802
900		Nordstrom, Inc.	26,028
2,000		Norfolk Southern Corp.	107,360

Shares			Value

14,700		Northeast Utilities	425,859
1,300		Northern Trust Corp.	59,982
1,600		Northrop Grumman Corp.	86,592
42,900	@	Novell, Inc.	241,098
500	@	Novellus Systems, Inc.	11,650
1,400	@	NRG Energy, Inc.	28,448
1,700		Nucor Corp.	62,526
3,100	@	Nvidia Corp.	28,923
1,400		NYSE Euronext	38,836
4,400		Occidental Petroleum Corp.	321,552
1,500	@	Office Depot, Inc.	5,115
1,700		Omnicom Group	59,517
600		Oneok, Inc.	25,746
21,175	S	Oracle Corp.	463,309
700	@	O’Reilly Automotive, Inc.	33,089
900	@	Owens-Illinois, Inc.	22,554
2,000		Paccar, Inc.	81,980
2,000		Pacific Gas & Electric Co.	93,520
700	@	Pactiv Corp.	22,456
600		Pall Corp.	20,514
900		Parker Hannifin Corp.	53,244
500		Patterson Cos., Inc.	12,645
1,700		Paychex, Inc.	42,313
1,500		Peabody Energy Corp.	64,200
2,000		People’s United Financial, Inc.	25,440
1,200		Pepco Holdings, Inc.	21,540
8,700		PepsiCo, Inc.	558,366
600		PerkinElmer, Inc.	12,606
43,655		Pfizer, Inc.	695,424
10,004		Philip Morris International, Inc.	514,606
10,600		Pinnacle West Capital Corp.	422,410
600		Pioneer Natural Resources Co.	34,692
1,100		Pitney Bowes, Inc.	21,164
29,900		PNC Financial Services Group, Inc.	1,523,704
400		Polo Ralph Lauren Corp.	30,296
900		PPG Industries, Inc.	59,247
2,500		PPL Corp.	67,900
1,700		Praxair, Inc.	146,251
800		Precision Castparts Corp.	90,544
300	@	Priceline.com, Inc.	87,444
1,700		Principal Financial Group, Inc.	39,185
15,550	S	Procter & Gamble Co.	927,869
1,600		Progress Energy, Inc.	68,656
3,600		Progressive Corp.	71,280
18,500		Prudential Financial, Inc.	935,545
2,700		Public Service Enterprise Group, Inc.	86,292
1,700	@	Pulte Homes, Inc.	13,651
900		QEP Resources, Inc.	26,127
600	@	QLogic Corp.	8,937
8,905		Qualcomm, Inc.	341,151
1,100	@	Quanta Services, Inc.	19,734
800		Quest Diagnostics	34,800
175,300		Qwest Communications International, Inc.	990,445
700		RadioShack Corp.	12,936
900		Range Resources Corp.	30,429
2,100		Raytheon Co.	92,232
24,000	@	Red Hat, Inc.	829,200
6,500	S	Regions Financial Corp.	41,795
1,800		Republic Services, Inc.	52,974
19,100	S	Reynolds American, Inc.	1,041,714
800		Robert Half International, Inc.	17,264
7,000		Rockwell Automation, Inc.	357,980
900		Rockwell Collins, Inc.	48,537
4,500		Roper Industries, Inc.	261,360
700		Ross Stores, Inc.	34,741
600	@	Rowan Cos., Inc.	15,426
1,100	S	RR Donnelley & Sons Co.	16,660
300		Ryder System, Inc.	11,511
2,100		Safeway, Inc.	39,480
1,600	@	SAIC, Inc.	23,808
9,600	@	Salesforce.com, Inc.	1,054,848
1,200	@	Sandisk Corp.	39,888
57,300	S	Sara Lee Corp.	827,412
600		SCANA Corp.	23,418
7,405		Schlumberger Ltd.	394,909
500		Scripps Networks Interactive - Class A	20,090
900		Sealed Air Corp.	18,459
300	@	Sears Holding Corp.	18,570
1,300		Sempra Energy	66,196
500		Sherwin-Williams Co.	35,190
700		Sigma-Aldrich Corp.	37,219
2,600	@, S	SLM Corp.	28,730
300		Snap-On, Inc.	12,369
4,500		Southern Co.	165,105
4,000		Southwest Airlines Co.	44,200
1,900	@	Southwestern Energy Co.	62,168
41,200		Spectra Energy Corp.	838,008
16,100	@, S	Sprint Nextel Corp.	65,688
1,800	@	St. Jude Medical, Inc.	62,226
8,100		Stanley Black & Decker, Inc.	434,484
4,000		Staples, Inc.	71,080
4,000		Starbucks Corp.	91,960
1,000		Starwood Hotels & Resorts Worldwide, Inc.	46,730
2,723		State Street Corp.	95,523
7,700	@	Stericycle, Inc.	504,350
1,500		Stryker Corp.	64,785
9,600		Sunoco, Inc.	323,328
2,700		SunTrust Bank	60,723
1,100	S	Supervalu, Inc.	10,692

Shares					Value

4,300	@, S	Symantec Corp.			58,609
38,400		Sysco Corp.			1,055,616
1,400		T. Rowe Price Group, Inc.			61,292
4,008		Target Corp.			205,049
1,200		TECO Energy, Inc.			20,256
2,100		Tellabs, Inc.			14,910
2,400	@, S	Tenet Healthcare Corp.			9,408
900	@, S	Teradata Corp.			29,466
1,000	@	Teradyne, Inc.			8,980
800	S	Tesoro Corp.			8,984
6,600	S	Texas Instruments, Inc.			151,998
1,500		Textron, Inc.			25,605
2,186	@	Thermo Fisher Scientific, Inc.			92,074
12,100		Tiffany & Co.			479,523
25,100		Time Warner Cable, Inc.			1,295,411
6,200		Time Warner, Inc.			185,876
500	@	Titanium Metals Corp.			9,060
2,200		TJX Cos., Inc.			87,318
6,700		Torchmark Corp.			330,645
1,100		Total System Services, Inc.			15,620
2,571		Travelers Cos., Inc.			125,928
1,700		Tyson Foods, Inc.			27,846
2,700		Union Pacific Corp.			196,938
17,600		United Parcel Service, Inc. - Class B			1,122,880
800		United States Steel Corp.			34,008
19,733		United Technologies Corp.			1,286,789
6,195		UnitedHealth Group, Inc.			196,505
1,798		UnumProvident Corp.			36,050
700	@	Urban Outfitters, Inc.			21,224
10,420		US Bancorp.			216,736
3,100		Valero Energy Corp.			48,887
7,900	@	Varian Medical Systems, Inc.			420,596
25,600	@	VeriSign, Inc.			745,728
15,355	S	Verizon Communications, Inc.			453,126
500		VF Corp.			35,310
3,300		Viacom - Class B			103,686
2,400		Visa, Inc.			165,552
700		Vulcan Materials Co.			25,732
5,300		Walgreen Co.			142,464
11,267	S	Wal-Mart Stores, Inc.			564,927
10,600		Walt Disney Co.			345,454
2,600		Waste Management, Inc.			86,034
6,900	@	Waters Corp.			417,588
600	@	Watson Pharmaceuticals, Inc.			25,842
2,200	@	WellPoint, Inc.			109,296
28,171		Wells Fargo & Co.			663,427
1,200	@	Western Digital Corp.			28,980
3,600	S	Western Union Co.			56,448
1,100		Weyerhaeuser Co.			17,270
400		Whirlpool Corp.			29,664
900	@	Whole Foods Market, Inc.			31,311
31,700	S	Williams Cos., Inc.			574,721
2,600		Windstream Corp.			29,991
600		Wisconsin Energy Corp.			33,444
3,200		WW Grainger, Inc.			338,528
1,000		Wyndham Worldwide Corp.			23,190
400		Wynn Resorts Ltd.			32,244
2,500		Xcel Energy, Inc.			55,775
7,500	S	Xerox Corp.			63,300
29,900		Xilinx, Inc.			722,085
6,400	@, S	Yahoo!, Inc.			83,712
2,500		Yum! Brands, Inc.			104,250
1,100	@	Zimmer Holdings, Inc.			51,887
900		Zions Bancorp.			16,587

					122,222,025

		Total Common Stock (Cost $220,438,418)			216,936,827

REAL ESTATE INVESTMENT TRUSTS:			4.0%
		Australia:		0.3%
66,777		CFS Retail Property Trust			115,135
115,766		Macquarie Goodman Group			65,756
100,204		Mirvac Group			119,902
30,097		Westfield Group			336,427

					637,220

		France:		0.0%
371		ICADE			35,148
538		Unibail			101,037

					136,185

		Hong Kong:		0.1%
51,500		Link Real Estate Investment Trust			150,861

					150,861

		Japan:		0.1%
46		Japan Prime Realty Investment Corp.			102,662
13		Japan Real Estate Investment Corp.			115,430
86		Japan Retail Fund Investment Corp.			115,090

					333,182

		Singapore:		0.1%
64,550		Ascendas Real Estate Investment Trust			98,929
64,000		CapitaMall Trust			91,991

					190,920

		United Kingdom:		0.1%
19,664		British Land Co. PLC			137,006
16,095		Land Securities Group PLC			150,261
6,099		Segro PLC			25,161

					312,428

		United States:		3.3%
600	S	Apartment Investment & Management Co.			12,264
5,900		AvalonBay Communities, Inc.			620,798

Shares					Value

7,600		Boston Properties, Inc.			618,640
19,200		Equity Residential			879,936
20,000		HCP, Inc.			704,400
700		Health Care Real Estate Investment Trust, Inc.			32,158
3,600		Host Hotels & Resorts, Inc.			47,268
2,200		Kimco Realty Corp.			32,802
900		Plum Creek Timber Co., Inc.			31,023
34,300	S	Prologis			372,155
12,000		Public Storage, Inc.			1,176,240
15,769		Simon Property Group, Inc.			1,426,306
12,000		Ventas, Inc.			606,120
11,600		Vornado Realty Trust			940,296

					7,500,406

		Total Real Estate Investment Trusts (Cost $8,944,541)			9,261,202

EXCHANGE-TRADED FUNDS:			0.7%
		Developed Markets:		0.7%
32,000		iShares MSCI EAFE Index Fund			1,598,400

		Total Exchange-Traded Funds (Cost $1,588,683)			1,598,400

PREFERRED STOCK:			0.5%
		Germany:		0.5%
9,412		Henkel KGaA - Vorzug			441,138
2,857		RWE AG			175,624
5,073		Volkswagen AG			503,749

		Total Preferred Stock (Cost $1,147,307)			1,120,511

		Total Long-Term Investments (Cost $232,118,949)			228,916,940

SHORT-TERM INVESTMENTS:			1.0%
		Affiliated Mutual Fund:		1.0%
2,243,000		ING Institutional Prime Money Market Fund - Class I			2,243,000

		Total Mutual Fund (Cost $2,243,000)			2,243,000

		Total Short-Term Investments (Cost $2,243,000)			2,243,000

		Total Investments in Securities (Cost $234,361,949)*	101.5%		$231,159,940
		Other Assets and Liabilities - Net	(1.5)		(3,503,923)

		Net Assets	100.0%		$227,656,017

@	Non-income producing security

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews Shaun P. Mathews
President and Chief Executive Officer
Date: November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews Shaun P. Mathews
President and Chief Executive Officer
Date: November 4, 2010

By	/s/ Todd Modic Todd Modic
Senior Vice President and Chief Financial Officer
Date: November 4, 2010